Nature of the Business and Basis of Presentation - Additional Information (Details) - Gelesis $ in Millions	Jan. 13, 2022 USD ($)
Subsidiary Sale Of Stock [Line Items]
Gross proceeds from Business Combinations	$ 105.0
Net proceeds from Business Combinations	$ 70.5